Net Loss Per Share - Schedule of Dilutive Shares Excluded from Calculation of Diluted Net Loss Per Share (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	7,161,541	50,559,762	7,161,541	50,559,762	52,356,372	39,172,516	39,374,603
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares		45,350,215		45,350,215	45,374,836	36,001,203	36,001,203
Restricted Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,191,750	2,161,047	1,191,750	2,161,047	1,917,848	3,148,813	1,480,199
Options to Purchase Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	5,918,124	3,048,500	5,918,124	3,048,500	5,063,688	22,500
Shares committed under ESPP
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	51,667		51,667
Profit interest units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares							1,893,201